Leases (Details) - Schedule of Maturities of Lease Liabilities - CNY (¥)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
For the year ending June 30, 2025	¥ 2,526,107
For the year ending June 30, 2026	868,073
For the year ending June 30, 2027	200,000
Total lease payments	3,594,180
Less: Imputed interest	(124,977)
Present value of lease liabilities	¥ 3,469,203	¥ 4,282,188